Submission	Oct. 16, 2026
Submission [Line Items]
Central Index Key	0001080720
Registrant Name	THE GABELLI UTILITY TRUST
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES